                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03626

                                 CITIZENS FUNDS

                                One Harbour Place
                         Portsmouth, New Hampshire 03801

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801

Registrant's telephone number, including area code: 1-603-436-5152

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES        VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 96.2%

AIR FREIGHT - 1.6%
FedEx Corp.                                                          49,500        5,185

APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., Class B                                                  60,600        3,555

BANKS - 6.2%
Banco Santander Central Hispano SA ADR                              198,000        3,823
ICICI Bank Ltd. ADR                                                  83,400        4,397
UBS AG ADR                                                           99,900        5,320
Wells Fargo & Co.                                                   164,000        5,842
                                                                              ----------
                                                                                  19,382

BIOTECHNOLOGY - 1.6%
Roche Holding AG ADR                                                 54,300        4,906

CHEMICALS - 2.6%
Amgen, Inc. (a)                                                      65,900        3,728
Praxair, Inc.                                                        52,975        4,437
                                                                              ----------
                                                                                   8,165

COMPUTERS - 10.5%
Akamai Technologies, Inc. (a)                                       100,150        2,877
Apple, Inc. (a)                                                      31,500        4,837
Corning, Inc.                                                       193,700        4,775
Google, Inc., Class A (a)                                             7,800        4,425
Hewlett-Packard Co.                                                 114,000        5,676
Microsoft Corp.                                                     143,400        4,225
Oracle Corp. (a)                                                    283,100        6,128
                                                                              ----------
                                                                                  32,943

ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Co.                                                 95,800        5,098

ELECTRONICS - 4.9%
Cisco Systems, Inc. (a)                                             165,000        5,464
NVIDIA Corp. (a)                                                    138,000        5,001
Thermo Fisher Scientific, Inc. (a)                                   86,300        4,981
                                                                              ----------
                                                                                  15,446

ENERGY & UTILITIES - 12.5%
Allegheny Energy, Inc. (a)                                           78,500        4,102
Baker Hughes, Inc.                                                   60,000        5,422
ConocoPhillips                                                       68,875        6,045
GlobalSantaFe Corp.                                                  49,200        3,740
Silvan Power Co. (a) (b)                                             24,000            0
The AES Corp. (a)                                                   176,400        3,535
The Williams Cos., Inc.                                              95,000        3,236
Transocean, Inc. (a)                                                 55,875        6,317
Vulcan Power Co., Class A (a) (b)                                    40,000            0
XTO Energy, Inc.                                                    113,500        7,020
                                                                              ----------
                                                                                  39,417

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
ENTERTAINMENT - 1.3%
The Walt Disney Co.                                                 118,000        4,058

FINANCIAL - DIVERSIFIED - 3.8%
JPMorgan Chase & Co.                                                103,700        4,751
Lehman Brothers Holdings, Inc.                                       45,100        2,784
Merrill Lynch & Co., Inc.                                            62,300        4,441
                                                                              ----------
                                                                                  11,976

FINANCIAL SERVICES - 3.3%
Franklin Resources, Inc.                                             39,700        5,062
Prudential Financial, Inc.                                           55,200        5,386
                                                                              ----------
                                                                                  10,448

FOODS - 3.7%
Hansen Natural Corp. (a)                                             58,200        3,299
PepsiCo, Inc.                                                       113,500        8,315
                                                                              ----------
                                                                                  11,614

HEALTH CARE - 6.4%
Becton, Dickinson & Co.                                              55,800        4,578
C.R. Bard, Inc.                                                      31,712        2,797
Hologic, Inc. (a)                                                    49,218        3,002
Intuitive Surgical, Inc. (a)                                         13,269        3,052
NBTY, Inc. (a)                                                       51,000        2,071
WellPoint, Inc. (a)                                                  57,400        4,530
                                                                              ----------
                                                                                  20,030

INSURANCE - 3.6%
AFLAC, Inc.                                                          79,800        4,552
American International Group, Inc.                                   98,200        6,643
                                                                              ----------
                                                                                  11,195

INVESTMENT BANKING & BROKERAGE - 2.0%
Affiliated Managers Group, Inc. (a)                                  20,400        2,601
The Goldman Sachs Group, Inc.                                        17,400        3,771
                                                                              ----------
                                                                                   6,372

MANUFACTURING - 10.2%
Crown Holdings, Inc. (a)                                            100,000        2,276
Danaher Corp.                                                        67,000        5,542
General Cable Corp. (a)                                              40,000        2,685
Oshkosh Truck Corp.                                                  43,600        2,702
Precision Castparts Corp.                                            44,600        6,600
Procter & Gamble Co.                                                111,800        7,863
Roper Industries, Inc.                                               70,100        4,592
                                                                              ----------
                                                                                  32,260

MULTIMEDIA - 1.4%
News Corp., Class A                                                  27,000          594
News Corp., Class B                                                 166,000        3,882
                                                                              ----------
                                                                                   4,476

PHARMACEUTICALS - 1.7%
Schering-Plough Corp.                                               164,700        5,209

REAL ESTATE - 0.7%
CB Richard Ellis Group, Inc., Class A (a)                            82,200        2,288

RESTAURANTS - 1.6%
Starbucks Corp. (a)                                                 188,200        4,931

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
RETAIL - 6.0%
Best Buy & Co., Inc.                                                 66,800        3,074
Coach, Inc. (a)                                                      89,000        4,207
CVS/Caremark Corp.                                                  163,575        6,483
Netflix, Inc. (a)                                                    78,000        1,616
Target Corp.                                                         55,100        3,503
                                                                              ----------
                                                                                  18,883

SERVICES - 3.7%
Accenture Ltd., Class A                                             115,100        4,633
Cognizant Technology Solutions Corp., Class A (a)                    55,000        4,387
Nalco Holding Co.                                                    89,000        2,639
                                                                              ----------
                                                                                  11,659

TELECOMMUNICATIONS - 4.2%
AT&T, Inc.                                                          162,625        6,880
Comcast Corp., Class A (a)                                          115,000        2,781
NII Holdings, Inc. (a)                                               44,200        3,631
                                                                              ----------
                                                                                  13,292
                                                                              ----------
TOTAL COMMON STOCKS                                                              302,788
Cost: $262,901

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 3.7%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity
$11,658, collateralized by Federal National Mortgage
Assoc. security, 5.00%, 07/01/33, market value $12,004)
Cost: $11,654                                                        11,654       11,654
                                                                              ----------
TOTAL INVESTMENTS - 99.9%                                                        314,442
Cost: $274,555

Percentages indicated are based on net assets of $314,788.

(a)  Non-income producing security.

(b) On September 30, 2007, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Unit cost: $7.50
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Unit cost: $0
Value: $0

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 97.9%

APPAREL MANUFACTURERS - 5.7%
Crocs, Inc. (a)                                                      53,000        3,564
Gildan Activewear, Inc. (a)                                          90,000        3,545
Guess?, Inc.                                                         65,000        3,187
                                                                              ----------
                                                                                  10,296

BIOTECHNOLOGY - 1.8%
Gilead Sciences, Inc. (a)                                            80,400        3,286

COMPUTERS - 5.7%
Akamai Technologies, Inc. (a)                                        55,000        1,580
Corning, Inc.                                                        75,360        1,858
SanDisk Corp. (a)                                                    50,000        2,754
Seagate Technology                                                   60,000        1,535
VeriFone Holdings, Inc. (a)                                          60,000        2,660
                                                                              ----------
                                                                                  10,387

CONSUMER PRODUCTS - 3.7%
Bare Escentuals, Inc. (a)                                            70,000        1,741
Energizer Holdings, Inc. (a)                                         25,000        2,771
Tempur-Pedic International, Inc.                                     60,000        2,145
                                                                              ----------
                                                                                   6,657

ELECTRICAL EQUIPMENT - 0.5%
WESCO International, Inc. (a)                                        20,000          859

ELECTRONICS - 9.1%
Broadcom Corp., Class A (a)                                          70,000        2,551
Cypress Semiconductor Corp. (a)                                      70,000        2,045
Lam Research Corp. (a)                                               51,000        2,716
MEMC Electronic Materials, Inc. (a)                                  60,000        3,531
NVIDIA Corp. (a)                                                     55,500        2,011
PerkinElmer, Inc.                                                    75,000        2,191
Tessera Technologies, Inc. (a)                                       40,000        1,500
                                                                              ----------
                                                                                  16,545

ENERGY & UTILITIES - 14.6%
Airgas, Inc.                                                         40,000        2,065
Allegheny Energy, Inc. (a)                                           50,000        2,613
Core Laboratories N.V. (a)                                           25,000        3,185
Dresser-Rand Group, Inc. (a)                                         60,000        2,563
EOG Resources, Inc.                                                  37,000        2,676
FMC Technologies, Inc. (a)                                           40,000        2,306
Noble Energy, Inc.                                                   25,000        1,751
Patterson-UTI Energy, Inc.                                           85,200        1,923
Smith International, Inc.                                            20,000        1,428
The Williams Cos., Inc.                                              55,000        1,873
Transocean, Inc. (a)                                                 37,700        4,263
                                                                              ----------
                                                                                  26,646

FINANCIAL SERVICES - 4.8%
CME Group, Inc.                                                       5,406        3,175
IntercontinentalExchange, Inc. (a)                                   12,000        1,823
T. Rowe Price Group, Inc.                                            66,110        3,682
                                                                              ----------
                                                                                   8,680

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
FOODS - 0.6%
Campbell Soup Co.                                                    30,000        1,110

HEALTH CARE - 9.2%
C.R. Bard, Inc.                                                      23,000        2,028
Express Scripts, Inc. (a)                                            30,000        1,675
Intuitive Surgical, Inc. (a)                                         17,650        4,059
Laboratory Corp. of America Holdings (a)                             40,000        3,129
PDL BioPharma, Inc. (a)                                              50,000        1,081
Psychiatric Solutions, Inc. (a)                                      60,000        2,357
St. Jude Medical, Inc. (a)                                           55,000        2,424
                                                                              ----------
                                                                                  16,753

INTERNET SERVICE PROVIDERS - 0.9%
VeriSign, Inc. (a)                                                   50,000        1,687

INVESTMENT BANKING & BROKERAGE - 1.3%
Affiliated Managers Group, Inc. (a)                                  18,000        2,295

MANUFACTURING - 13.8%
BE Aerospace, Inc. (a)                                               60,000        2,492
Commercial Metals Co.                                                65,000        2,057
Cummins, Inc.                                                        40,000        5,115
Lennox International, Inc.                                           50,000        1,690
Oshkosh Truck Corp.                                                  58,568        3,629
Precision Castparts Corp.                                            15,000        2,220
Roper Industries, Inc.                                               45,000        2,948
RTI International Metals, Inc. (a)                                   29,000        2,299
Terex Corp. (a)                                                      30,000        2,671
                                                                              ----------
                                                                                  25,121

MINING - 0.7%
Yamana Gold, Inc.                                                   110,000        1,296

PHARMACEUTICALS - 1.0%
McKesson Corp.                                                       31,000        1,822

REAL ESTATE - 1.7%
CB Richard Ellis Group, Inc., Class A (a)                           110,000        3,062

RESTAURANTS - 1.9%
Burger King Holdings, Inc.                                           75,000        1,912
Jack in the Box, Inc. (a)                                            25,000        1,621
                                                                              ----------
                                                                                   3,533

RETAIL - 7.6%
American Eagle Outfitters, Inc.                                      50,000        1,316
Coach, Inc. (a)                                                      58,000        2,742
Nordstrom, Inc.                                                      48,012        2,251
Priceline.com, Inc. (a)                                              35,000        3,106
The Men's Wearhouse, Inc.                                            44,000        2,223
Urban Outfitters, Inc. (a)                                          100,000        2,180
                                                                              ----------
                                                                                  13,818

SERVICES - 7.1%
Cognizant Technology Solutions Corp., Class A (a)                    30,000        2,393
Expeditors International of Washington, Inc.                         45,000        2,129
Fluor Corp.                                                          17,000        2,448
Nalco Holding Co.                                                    65,000        1,927
Sotheby's                                                            55,000        2,628
VistaPrint Ltd. (a)                                                  35,000        1,308
                                                                              ----------
                                                                                  12,833

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
TELECOMMUNICATIONS - 5.2%
Ciena Corp. (a)                                                      50,000        1,904
CommScope, Inc. (a)                                                  56,000        2,813
NII Holdings, Inc. (a)                                               32,000        2,629
Time Warner Telecom, Inc., Class A (a)                               95,000        2,087
                                                                              ----------
                                                                                   9,433

TRANSPORTATION - 1.0%
Canadia Pacific Railway, Ltd.                                        25,000        1,757
                                                                              ----------
TOTAL COMMON STOCKS                                                              177,876
Cost: $129,076

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 1.8%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $3,204,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $3,299)
Cost: $3,203                                                          3,203        3,203
                                                                              ----------
TOTAL INVESTMENTS - 99.7%                                                        181,079
Cost: $132,279

Percentages indicated are based on net assets of $181,564.

(a)  Non-income producing security.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 95.7%

AEROSPACE & DEFENCE - 1.5%
TransDigm Group, Inc. (a)                                            14,000          640

APPAREL MANUFACTURERS - 4.6%
Crocs, Inc. (a)                                                      11,500          773
Deckers Outdoor Corp. (a)                                            11,000        1,208
                                                                              ----------
                                                                                   1,981

BANKS - 0.7%
Pinnacle Financial Partners, Inc. (a)                                10,500          303

BIOTECHNOLOGY - 2.4%
American Oriental Bioengineering, Inc. (a)                           45,000          502
Myriad Genetics, Inc. (a)                                            10,000          521
                                                                              ----------
                                                                                   1,023

BROADCASTING - 1.1%
Lin TV Corp., Class A (a)                                            35,000          455

COMPUTERS - 11.4%
ANSYS, Inc. (a)                                                      20,000          683
Concur Technologies, Inc. (a)                                        19,000          599
Mentor Graphics Corp. (a)                                            29,000          438
NIC, Inc.                                                            70,000          486
Nuance Communications Inc. (a)                                       25,000          483
Omniture Inc. (a)                                                    14,000          424
Synaptics, Inc. (a)                                                  11,000          525
VASCO Data Security International, Inc. (a)                          18,000          636
VeriFone Holdings, Inc. (a)                                          15,000          665
                                                                              ----------
                                                                                   4,939

ELECTRICAL EQUIPMENT - 1.3%
Genlyte Group (a)                                                     8,500          546

ELECTRONICS - 2.8%
Diodes, Inc. (a)                                                     24,000          771
SiRF Technology Holdings, Inc. (a)                                   21,000          448
                                                                              ----------
                                                                                   1,219

ENERGY & UTILITIES - 8.5%
Airgas, Inc.                                                         11,500          594
Atwood Oceanics, Inc. (a)                                             9,000          689
Core Laboratories N.V. (a)                                           11,000        1,401
Dresser-Rand Group, Inc. (a)                                         14,000          598
Holly Corp.                                                           7,000          419
                                                                              ----------
                                                                                   3,701

FINANCIAL - DIVERSIFIED - 0.9%
Advanta Corp., Class B                                               15,000          411

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
FOODS - 1.2%
Spartan Stores, Inc.                                                 23,500          529

HEALTH CARE - 12.3%
Allscripts Healthcare Solutions, Inc. (a)                            19,000          514
Bio-Reference Laboratories, Inc. (a)                                 16,000          539
Healthways, Inc. (a)                                                  7,000          378
Integra LifeSciences Holdings Corp. (a)                               9,500          462
Inverness Medical Innovations, Inc. (a)                              10,000          552
Kendle International, Inc. (a)                                       13,500          560
Natus Medical, Inc. (a)                                              25,000          399
Omnicell, Inc. (a)                                                   15,000          428
Owens & Minor, Inc.                                                  10,000          381
PDL BioPharma, Inc. (a)                                              14,000          303
Psychiatric Solutions, Inc. (a)                                      13,000          511
Ventana Medical Systems, Inc. (a)                                     3,500          301
                                                                              ----------
                                                                                   5,328

INSURANCE - 0.7%
Tower Group, Inc.                                                    12,000          314

INVESTMENT BANKING & BROKERAGE - 2.5%
Affiliated Managers Group, Inc. (a)                                   5,000          637
Investment Technology Group, Inc. (a)                                10,000          430
                                                                              ----------
                                                                                   1,067

MANUFACTURING - 17.9%
A.O. Smith Corp.                                                      9,000          395
Apogee Enterprises, Inc.                                             20,000          519
Baldor Electric Co.                                                  13,000          519
Barnes Group, Inc.                                                   17,500          559
BE Aerospace, Inc. (a)                                               21,000          871
Century Aluminum Co. (a)                                              8,500          448
Gardner Denver, Inc. (a)                                             11,500          449
Itron, Inc. (a)                                                       8,500          790
Middleby Corp. (a)                                                    5,500          355
Oshkosh Truck Corp.                                                  11,000          682
Roper Industries, Inc.                                               10,500          688
RTI International Metals, Inc. (a)                                    7,000          555
Silgan Holdings, Inc.                                                10,000          538
Tennant Co.                                                           9,000          438
                                                                              ----------
                                                                                   7,806

PHARMACEUTICALS - 1.8%
Pharmion Corp. (a)                                                   10,000          462
Progenics Pharmaceuticals, Inc. (a)                                  13,500          298
                                                                              ----------
                                                                                     760

RESTAURANTS - 2.7%
AFC Enterprises, Inc. (a)                                            25,000          376
Famous Dave's of America, Inc. (a)                                   20,000          325
Jack in the Box, Inc. (a)                                             7,000          454
                                                                              ----------
                                                                                   1,155

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
RETAIL - 4.1%
Casual Male Retail Group, Inc. (a)                                   30,000          269
Guitar Center, Inc. (a)                                               7,500          445
Priceline.com, Inc. (a)                                              12,000        1,065
                                                                              ----------
                                                                                   1,779

SERVICES - 11.9%
Bankrate, Inc. (a)                                                    7,000          323
First Cash Financial Services, Inc. (a)                              20,000          468
LIFE TIME FITNESS, Inc. (a)                                          12,000          737
LKQ Corp. (a)                                                        19,000          661
Portfolio Recovery Associates, Inc.                                  11,000          584
Shutterfly, Inc. (a)                                                 16,000          511
Sotheby's                                                            10,000          478
The Knot, Inc. (a)                                                   21,000          446
TheStreet.com, Inc.                                                  48,000          581
VistaPrint Ltd. (a)                                                  10,000          374
                                                                              ----------
                                                                                   5,163

TELECOMMUNICATIONS - 4.5%
Atheros Communications, Inc. (a)                                     20,500          614
CommScope, Inc. (a)                                                   9,000          452
NICE Systems Ltd. ADR (a)                                            25,000          897
                                                                              ----------
                                                                                   1,963

TRANSPORTATION - 0.9%
Hub Group, Inc., Class A (a)                                         12,500          375
                                                                              ----------
TOTAL COMMON STOCKS                                                               41,457
Cost: $31,057

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 4.3%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $1,871,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $1,927)
Cost: $1,871                                                          1,871        1,871
                                                                              ----------
TOTAL INVESTMENTS - 100.0%                                                        43,328
Cost: $32,928

Percentages indicated are based on net assets of $43,307.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 97.2%

AIR FREIGHT - 1.7%
FedEx Corp.                                                          11,116        1,164

APPAREL MANUFACTURERS - 3.5%
Liz Claiborne, Inc.                                                  24,200          831
NIKE, Inc., Class B                                                  14,028          823
VF Corp.                                                              9,430          761
                                                                              ----------
                                                                                   2,415

AUTO MANUFACTURING - 1.0%
Toyota Motor Corp. ADR                                                5,970          698

BANKS - 1.6%
Bank of America Corp.                                                21,811        1,096

CHEMICALS - 3.0%
Amgen, Inc. (a)                                                      17,900        1,013
Praxair, Inc.                                                        13,142        1,100
                                                                              ----------
                                                                                   2,113

COMPUTERS - 10.0%
Akamai Technologies, Inc. (a)                                        24,250          697
Corning, Inc.                                                        44,288        1,092
Hewlett-Packard Co.                                                  20,917        1,041
Intel Corp.                                                          40,113        1,037
International Business Machines Corp.                                10,350        1,220
Microsoft Corp.                                                      26,624          784
Oracle Corp. (a)                                                     49,603        1,074
                                                                              ----------
                                                                                   6,945

CONSUMER PRODUCTS - 1.5%
Kimberly-Clark Corp.                                                 14,353        1,008

ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.                                                 13,306          708

ELECTRONICS - 5.8%
Cisco Systems, Inc. (a)                                              29,487          977
International Rectifier Corp. (a)                                    17,350          572
MEMC Electronic Materials, Inc. (a)                                  13,207          777
Rockwell Automation, Inc.                                            11,111          772
Texas Instruments, Inc.                                              24,580          900
                                                                              ----------
                                                                                   3,998

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
ENERGY & UTILITIES - 13.9%
Allegheny Energy, Inc. (a)                                           15,850          828
Apache Corp.                                                         19,100        1,721
Baker Hughes, Inc.                                                   11,151        1,008
ConocoPhillips                                                       28,366        2,491
GlobalSantaFe Corp.                                                  11,725          891
Oil States International, Inc. (a)                                   15,800          763
Transocean, Inc. (a)                                                  9,096        1,028
UGI Corp.                                                            36,612          951
                                                                              ----------
                                                                                   9,681

FINANCIAL - DIVERSIFIED - 11.2%
Ambac Financial Group, Inc.                                          10,725          675
Capital One Financial Corp.                                          14,539          966
Citigroup, Inc.                                                      17,900          835
JPMorgan Chase & Co.                                                 27,226        1,247
Lehman Brothers Holdings, Inc.                                       14,921          921
Merrill Lynch & Co., Inc.                                            12,558          895
MetLife, Inc.                                                        10,741          749
Wachovia Corp.                                                       29,064        1,458
                                                                              ----------
                                                                                   7,746

FOODS - 5.4%
Bunge, Ltd.                                                           7,700          827
General Mills, Inc.                                                  12,500          725
Kellogg Co.                                                          22,174        1,242
PepsiCo, Inc.                                                        13,387          981
                                                                              ----------
                                                                                   3,775

HEALTH CARE - 10.6%
Baxter International, Inc.                                           15,490          872
Becton, Dickinson & Co.                                              12,156          997
Coventry Health Care, Inc. (a)                                       11,091          690
Johnson & Johnson, Inc.                                              15,562        1,022
NBTY, Inc. (a)                                                       20,500          832
Omnicare, Inc.                                                       28,241          936
Pfizer, Inc.                                                         39,914          975
WellPoint, Inc. (a)                                                  12,859        1,015
                                                                              ----------
                                                                                   7,339

INSURANCE - 4.9%
American International Group, Inc.                                   12,902          873
The Allstate Corp.                                                   14,081          805
The Chubb Corp.                                                      16,092          863
The Hartford Financial Services Group, Inc.                           9,556          885
                                                                              ----------
                                                                                   3,426

INVESTMENT BANKING & BROKERAGE - 1.9%
The Goldman Sachs Group, Inc.                                         6,040        1,309

MANUFACTURING - 5.4%
3M Co.                                                                9,378          878
Eagle Materials, Inc.                                                16,089          575
Ingersoll-Rand Co.                                                   15,017          818
Precision Castparts Corp.                                             9,907        1,466
                                                                              ----------
                                                                                   3,737

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
RAILROADS - 1.2%
Norfolk Southern Corp.                                               15,899          825

REAL ESTATE - 0.6%
Pulte Homes, Inc.                                                    32,500          442

RESTAURANTS - 1.5%
McDonald's Corp.                                                     18,633        1,015

RETAIL - 4.0%
The Home Depot, Inc.                                                 20,200          655
Priceline.com, Inc. (a)                                              10,850          964
SUPERVALU, Inc.                                                      12,000          468
Target Corp.                                                         11,082          704
                                                                              ----------
                                                                                   2,791

SERVICES - 2.3%
Omnicom Group, Inc.                                                  11,000          529
URS Corp. (a)                                                        19,209        1,084
                                                                              ----------
                                                                                   1,613

TELECOMMUNICATIONS - 5.2%
AT&T, Inc.                                                           32,451        1,373
Motorola, Inc.                                                       65,826        1,220
Sprint Nextel Corp.                                                  52,110          990
                                                                              ----------
                                                                                   3,583
                                                                              ----------
TOTAL COMMON STOCKS                                                               67,427
Cost: $57,086

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 2.8%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $1,951,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $2,010)
Cost: $1,951                                                          1,951        1,951
                                                                              ----------
TOTAL INVESTMENTS - 100.0%                                                        69,378
Cost: $59,037

Percentages indicated are based on net assets of $69,363.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 95.3%

AUTOMOBILE MANUFACTURING - 1.0%
Volvo AB ADR                                                         47,000          815

BANKS - 8.5%
Australia and New Zealand Banking Group Ltd. ADR                      9,500        1,232
Banco Santander Central Hispano SA ADR                               70,000        1,352
Bank of America Corp.                                                18,000          905
Bank of Nova Scotia                                                  20,000        1,050
ICICI Bank Ltd. ADR                                                  20,000        1,054
Julius Baer Holding Ltd.                                             22,000        1,646
                                                                              ----------
                                                                                   7,239

BUILDING PRODUCTS - 1.4%
Lafarge S.A. ADR                                                     30,000        1,159

CHEMICALS - 1.7%
Sigma-Aldrich Corp.                                                  29,000        1,413

COMPUTER SERVICES - 2.0%
Akamai Technologies, Inc. (a)                                        22,500          646
Cognizant Technology Solutions Corp., Class A (a)                    13,500        1,077
                                                                              ----------
                                                                                   1,723

COMPUTERS - 3.5%
Hewlett Packard Co.                                                  16,000          797
International Business Machines Corp.                                10,000        1,178
Oracle Corp. (a)                                                     45,000          974
                                                                              ----------
                                                                                   2,949

CONSTRUCTION - 0.9%
Desarrolladora Homex SA de C.V. ADR (a)                              14,000          777

ELECTRONICS - 3.8%
Agilent Technologies, Inc. (a)                                       30,000        1,106
Cisco Systems, Inc. (a)                                              40,000        1,325
Thermo Fisher Scientific, Inc. (a)                                   14,000          808
                                                                              ----------
                                                                                   3,239

ENERGY & UTILITIES - 12.6%
Allegheny Energy, Inc. (a)                                           15,000          784
Apache Corp.                                                         12,000        1,081
BG Group plc ADR                                                     12,000        1,027
ConocoPhillips                                                       24,500        2,150
EnCana Corp.                                                         17,500        1,082
Statoil ASA ADR                                                      32,000        1,085
Transocean, Inc. (a)                                                 13,000        1,470
Valero Energy Corp.                                                  14,000          941
Veoilia Environnement ADR                                            12,500        1,077
                                                                              ----------
                                                                                  10,697

ENTERTAINMENT - 3.3%
Nintendo Co., Ltd.                                                    3,000        1,562
The Walt Disney Co.                                                  35,000        1,204
                                                                              ----------
                                                                                   2,766

FINANCIAL - DIVERSIFIED - 7.4%
AFLAC, Inc.                                                          18,000        1,027
American Express Co.                                                 16,000          950
Deutsche Boerse AG                                                   19,000        2,580
Fannie Mae                                                           14,000          851
JPMorgan Chase & Co.                                                 18,000          825
                                                                              ----------
                                                                                   6,233

FOOD & BEVERAGES - 4.8%
Coca-Cola Hellenic Bottling Co. S.A.                                 17,000          982
Nestle SA                                                             4,000        1,797
The Coca-Cola Co.                                                    22,000        1,264
                                                                              ----------
                                                                                   4,043

HEALTH CARE - 8.2%
Becton, Dickinson & Co.                                              16,000        1,313
C.R. Bard, Inc.                                                      10,000          882
Fresenius Medical Care AG & Co. KGaA ADR                             27,000        1,433
Gilead Sciences, Inc. (a)                                            20,000          817
Laboratory Corp. of America Holdings (a)                             15,000        1,173
Stryker Corp.                                                        18,500        1,272
                                                                              ----------
                                                                                   6,890

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
INSURANCE - 1.6%
Allianz SE ADR                                                       57,000        1,326

MANUFACTURING - 15.6%
Danaher Corp.                                                        12,000          993
Deere & Co.                                                          11,000        1,633
FANUC, Ltd.                                                           9,000          918
Johnson Matthey plc                                                  33,000        1,125
Kennametal, Inc.                                                     11,500          966
Komatsu, Ltd.                                                        45,000        1,512
L'Air Liquide SA ADR                                                 66,000        1,762
POSCO ADR                                                             6,000        1,073
Precision Castparts Corp.                                             8,000        1,184
Samsung Heavy Industries Co., Ltd.                                   24,000        1,276
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                      77,635          786
                                                                              ----------
                                                                                  13,228

OFFICE EQUIPMENT & SUPPLIES - 1.0%
CANON, Inc. ADR                                                      15,000          814

PHARMACEUTICALS - 2.3%
Novo Nordisk A/S ADR                                                  8,500        1,029
Shire plc ADR                                                        12,500          925
                                                                              ----------
                                                                                   1,954

REAL ESTATE - 1.4%
City Developments, Ltd.                                             105,000        1,145

RESTAURANTS - 1.0%
McDonald's Corp.                                                     15,000          817

RETAIL - 4.2%
CVS/Caremark Corp.                                                   27,000        1,070
Industria de Diseno Textil SA (Inditex)                              14,000          943
Luxottica Group SpA ADR                                              45,000        1,526
                                                                              ----------
                                                                                   3,539

SERVICES - 2.1%
Sims Group, Ltd.                                                     32,000          916
Swire Pacific, Ltd., Class A                                         70,000          849
                                                                              ----------
                                                                                   1,765

TELECOMMUNICATIONS - 6.0%
America Movil SA de C.V. ADR                                         19,000        1,215
AT&T, Inc.                                                           19,000          804
PT Telekomunikasi Indonesia ADR                                      22,000        1,074
Telenor ASA ADR                                                      14,000          837
Vodafone Group plc                                                  308,403        1,114
                                                                              ----------
                                                                                   5,044

TRANSPORTATION - 1.0%
Canadian Pacific Railway, Ltd.                                       12,000          843
                                                                              ----------
TOTAL COMMON STOCKS                                                               80,418
Cost: $61,479

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 4.7%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $3,927,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $4,043)
Cost: $3,925                                                          3,925        3,925
                                                                              ----------
TOTAL INVESTMENTS - 100.0%                                                        84,343
Cost: $65,404

Percentages indicated are based on net assets of $84,307.

(a)  Non-income producing security.

ADR - American Depositary Receipt

The fund's portfolio holdings as of September 30, 2007, were distributed among the following countries:

                      PERCENTAGE OF NET ASSETS
                    ---------------------------
                             SHORT TERM
                    EQUITY     & OTHER    TOTAL
                    ------   ----------   -----
Australia             2.5%                  2.5%
Canada                3.5%                  3.5%
Cayman Islands        1.7%                  1.7%
Denmark               1.2%                  1.2%
France                4.7%                  4.7%
Germany               6.3%                  6.3%
Greece                1.2%                  1.2%
Hong Kong             1.0%                  1.0%
India                 1.3%                  1.3%
Indonesia             1.3%                  1.3%
Italy                 1.8%                  1.8%
Japan                 5.7%                  5.7%
Republic of Korea     2.8%                  2.8%
Mexico                2.4%                  2.4%
Norway                2.3%                  2.3%
Singapore             1.4%                  1.4%
Spain                 2.7%                  2.7%
Sweden                1.0%                  1.0%
Switzerland           4.1%                  4.1%
Taiwan                0.9%                  0.9%
United Kingdom        5.0%                  5.0%
United States        40.5%       4.7%      45.2%
                     ----        ---      -----
Total                95.3%       4.7%     100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
COMMON STOCKS - 72.4%

AIR FREIGHT - 1.1%
FedEx Corp.                                                           1,320          138

APPAREL MANUFACTURERS - 3.0%
Liz Claiborne, Inc.                                                   3,400          117
NIKE, Inc., Class B                                                   2,100          123
VF Corp.                                                              1,521          123
                                                                              ----------
                                                                                     363

AUTO MANUFACTURING - 0.9%
Toyota Motor Corp. ADR                                                  900          105

BANKS - 1.3%
Bank of America Corp.                                                 3,180          160

CHEMICALS - 2.6%
Amgen, Inc. (a)                                                       2,650          150
Praxair, Inc.                                                         2,045          171
                                                                              ----------
                                                                                     321

COMPUTERS - 7.6%
Akamai Technologies, Inc. (a)                                         2,600           75
Corning, Inc.                                                         6,238          154
Hewlett-Packard Co.                                                   2,200          110
Intel Corp.                                                           5,960          154
International Business Machines Corp.                                 1,430          168
Microsoft Corp.                                                       4,010          118
Oracle Corp. (a)                                                      6,850          148
                                                                              ----------
                                                                                     927

CONSUMER PRODUCTS - 1.2%
Kimberly-Clark Corp.                                                  2,160          152

ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.                                                  2,000          106

ELECTRONICS - 4.8%
Cisco Systems, Inc. (a)                                               4,200          139
International Rectifier Corp. (a)                                     2,100           69
MEMC Electronic Materials, Inc. (a)                                   1,980          117
Rockwell Automation, Inc.                                             1,740          121
Texas Instruments, Inc.                                               3,793          139
                                                                              ----------
                                                                                     585

ENERGY & UTILITIES - 9.5%
Allegheny Energy, Inc. (a)                                            1,920          100
Apache Corp.                                                          2,300          207
Baker Hughes, Inc.                                                    1,600          145
ConocoPhillips                                                        4,200          369
GlobalSantaFe Corp.                                                   1,125           86
Transocean, Inc. (a)                                                  1,292          146
UGI Corp.                                                             4,370          114
                                                                              ----------
                                                                                   1,167

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
FINANCIAL - DIVERSIFIED - 8.4%
Ambac Financial Group, Inc.                                             700           44
Capital One Financial Corp.                                           1,915          127
Citigroup, Inc.                                                       2,300          107
JPMorgan Chase & Co.                                                  3,670          168
Lehman Brothers Holdings, Inc.                                        2,199          136
Merrill Lynch & Co., Inc.                                             1,960          140
MetLife, Inc.                                                         1,440          100
Wachovia Corp.                                                        4,140          208
                                                                              ----------
                                                                                   1,030

FOODS - 2.8%
Kellogg Co.                                                           3,420          192
PepsiCo, Inc.                                                         2,010          147
                                                                              ----------
                                                                                     339

HEALTH CARE - 8.1%
Baxter International, Inc.                                            2,330          131
Becton, Dickinson & Co.                                               1,280          105
Coventry Health Care, Inc. (a)                                        1,670          104
Johnson & Johnson, Inc.                                               2,340          154
NBTY, Inc. (a)                                                        2,335           95
Omnicare, Inc.                                                        4,300          142
Pfizer, Inc.                                                          4,850          118
WellPoint, Inc. (a)                                                   1,730          137
                                                                              ----------
                                                                                     986

INSURANCE - 4.0%
American International Group, Inc.                                    1,690          114
The Allstate Corp.                                                    2,085          119
The Chubb Corp.                                                       2,420          131
The Hartford Financial Services Group, Inc.                           1,300          120
                                                                              ----------
                                                                                     484

INVESTMENT BANKING & BROKERAGE - 1.2%
The Goldman Sachs Group, Inc.                                           678          147

MANUFACTURING - 4.1%
3M Co.                                                                1,510          141
Eagle Materials, Inc.                                                 2,424           87
Ingersoll-Rand Co. Ltd - class A                                      2,253          123
Precision Castparts Corp.                                             1,028          152
                                                                              ----------
                                                                                     503

OIL AND GAS FIELD MACHINERY - 0.8%
Oil States International Inc. (a)                                     2,000           97

RAILROADS - 1.0%
Norfolk Southern Corp.                                                2,392          124

REAL ESTATE - 0.5%
Pulte Homes, Inc.                                                     4,400           60

RESTAURANTS - 1.3%
McDonald's Corp.                                                      2,890          157

RETAIL - 2.1%
The Home Depot, Inc.                                                  3,000           97
SUPERVALU, INC.                                                       1,300           51
Target Corp.                                                          1,756          112
                                                                              ----------
                                                                                     260
SERVICES - 1.3%
URS Corp. (a)                                                         2,912          164

SECURITY                                                          SHARES       VALUE($)
--------                                                       ------------   ----------
TELECOMMUNICATIONS - 3.9%
AT&T, Inc.                                                            3,880          164
Motorola, Inc.                                                        8,690          161
Sprint Nextel Corp.                                                   7,730          147
                                                                              ----------
                                                                                     472
                                                                              ----------
TOTAL COMMON STOCKS                                                                8,847
Cost: $8,215

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
First Horizon Alternative Mortgage Securities,
   4.73%, 06/25/34 (b)                                                    8            8
   5.50%, 03/25/35 (b)                                                    9            9
                                                                              ----------
Cost: $18                                                                             17

CORPORATE BONDS - 5.9%
BANKS - 0.8%
Bank of America Corp., 4.38%, 12/01/10                                   50           49
Capital One Bank, 6.50%, 06/13/13                                        50           51
                                                                              ----------
                                                                                     100
CHEMICALS - 0.3%
Amgen, Inc., 6.50%, 12/01/07                                             40           40

COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                                           15           15

CONSTRUCTION - 0.2%
KB Home, 5.88%, 01/15/15                                                 15           13
Pulte Homes, Inc., 6.00%, 02/15/35                                       10            7
                                                                              ----------
                                                                                      20

ENERGY & UTILITIES - 0.6%
Atmos Energy, 4.95%, 10/15/14                                            15           14
Chesapeake Energy Corp., 6.88%, 01/15/16                                 20           20
Enterprise Products Partners LP, 4.95%, 06/01/10                         20           20
XTO Energy, Inc., 5.30%, 06/30/15                                        20           19
                                                                              ----------
                                                                                      73

FINANCIAL - DIVERSIFIED - 1.4%
CIT Group, Inc., 5.00%, 02/01/15                                         50           45
Citigroup, Inc., 5.51%, 05/18/10 (b)                                     50           50
HSBC Finance Corp., 4.63%, 09/15/10                                      50           49
Liberty Mutual Group, 5.75%, 03/15/14 (c)                                10           10
Riddell Bell Holdings, 8.38%, 10/01/12                                   15           14
                                                                              ----------
                                                                                     168

FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 04/15/08                                48           48

FOOD - 0.4%
The Pepsi Bottling Group, Inc., 5.63%, 02/17/09 (c)                      50           50

HEALTH CARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                                         50           47

INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                           15           14

MANUFACTURING - 0.0%*
American Standard, Inc., 7.38%, 02/01/08                                  5            5

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REAL ESTATE - 0.0%*
Brandywine Realty Trust, 5.40%, 11/01/14                                  5            5

RESTAURANTS - 0.4%
McDonald's Corp., 5.00%, 02/15/15                                        50           49

TELECOMMUNICATIONS - 0.7%
AT&T, Inc., 5.88%, 02/01/12                                              50           52
Directv Holdings, 6.38%, 06/15/15                                        30           28
Sprint Nextel Corp., 7.38%, 08/01/15                                     10           10
                                                                              ----------
                                                                                      90
                                                                              ----------
TOTAL CORPORATE BONDS                                                                724
Cost: $745

FOREIGN GOVERNMENT BOND - 0.1%
United Mexican States, 6.75%, 09/27/34                                   15           16
                                                                              ----------
Cost: $15                                                                             16

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%

FEDERAL FARM CREDIT BANK - 1.8%
5.83%, 01/14/08                                                          25           25
5.43%, 10/24/12                                                         100          100
5.05%, 05/18/17                                                         100          100
                                                                              ----------
                                                                                     225

FEDERAL HOME LOAN BANK - 0.9%
5.20%, 05/11/12                                                          15           15
4.88%, 03/11/16                                                         100          100
                                                                              ----------
                                                                                     115

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.7%
4.55%, 01/20/11                                                           5            5
4.50%, 01/15/13                                                           9            9
5.00%, 10/01/18                                                          77           75
5.50%, 10/01/18                                                          48           48
5.20%, 03/05/19                                                          40           39
6.00%, 12/01/20                                                          37           37
5.50%, 03/01/21                                                          80           81
5.50%, 04/01/21                                                          78           78
5.00%, 06/01/35                                                          83           79
                                                                              ----------
                                                                                     451

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
5.25%, 01/15/09                                                          14           14
4.38%, 09/15/12                                                           4            4
5.00%, 04/15/15                                                          20           20
5.55%, 08/04/15                                                         100          100
6.00%, 02/25/17                                                          78           79
5.00%, 10/01/18                                                          70           68
4.50%, 06/01/19                                                         113          109
5.00%, 09/01/19                                                          30           30
5.50%, 03/25/29                                                         100          100
6.50%, 07/01/32                                                           2            2
6.00%, 11/01/32                                                           1            1
5.50%, 03/01/33                                                          24           24
4.58%, 12/01/34                                                          31           31
4.84%, 01/01/35 (b)                                                      16           16
4.82%, 08/01/35                                                          82           80
5.50%, 10/01/35                                                          76           75
                                                                              ----------
                                                                                     753
                                                                              ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           1,544
Cost: $1,553

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
U.S. TREASURY NOTES - 7.7%
6.50%, 02/15/10                                                         100          107
4.00%, 03/15/10                                                         100          100
3.88%, 05/15/10                                                          35           35
4.75%, 05/15/14                                                          10           10
4.00%, 02/15/15                                                         100           97
4.13%, 05/15/15                                                          30           29
4.50%, 11/15/15                                                         100          100
4.50%, 02/15/16                                                         100          100
5.13%, 05/15/16                                                         100          104
4.50%, 05/15/17                                                         100           99
4.75%, 08/15/17                                                         100          101
5.38%, 02/15/31                                                          50           54
                                                                              ----------
Cost: $929                                                                           936

REPURCHASE AGREEMENTS - 2.7%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $336,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $347)
Cost: $336                                                              336          336
                                                                              ----------
TOTAL INVESTMENTS - 101.5%                                                        12,420
Cost: $11,811

Percentages indicated are based on net assets of $12,232.

(a)  Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at September 30, 2007.

(c)  Rule 144A security.

*    Rounds to less than 0.1%.

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9%
Capital One Multi-Asset Execution Trust, 5.79%, 09/15/11 (a)            700          700
Chase Manhattan Auto Owner Trust, 4.88%, 06/15/12                       240          239
Citibank Credit Card Issuance Trust, 3.50%, 08/16/10                    285          281
Citigroup Commercial Mortgage Trust, 4.22%, 09/20/51 (b)                500          492
Crusade Global Trust,
   5.42%, 11/15/37 (a)                                                  409          409
   5.49%, 11/19/37 (a)                                                  294          294
First Horizon Alternative Mortgage Securities, 4.73%,
   06/25/34 (a)                                                         645          640
First Union National Bank Commercial Mortgage,
   6.94%, 10/15/32                                                       14           14
   6.42%, 08/15/33                                                      294          306
Greenwich Capital Commercial Funding Corp.,
   4.95%, 01/11/35                                                      525          518
   3.92%, 08/10/42                                                      236          233
GS Mortgage Securities Corp. II, 4.61%, 01/10/40                        800          777
Harley-Davidson Motorcycle Trust, 3.20%, 05/15/12                       484          475
LB-UBS Commercial Mortgage Trust,
   6.65%, 11/15/27                                                      425          447
   6.37%, 12/15/28                                                      900          940
   5.02%, 09/15/40 (a)                                                  407          390
Merrill Lynch/Countrywide Commercial Mortgage Trust,
   5.36%, 03/25/30 (a)                                                  179          178
   4.71%, 07/12/46 (a)                                                  663          657
   5.53%, 03/12/51 (a)                                                  280          273
Puma Finance Ltd., 5.70%, 08/09/35 (a) (b)                              677          678
Wachovia Bank Commercial Mortgage Trust,
   4.96%, 11/15/35                                                      700          685
   5.18%, 07/15/42                                                      510          500
                                                                              ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                         10,126
Cost: $10,123

CORPORATE BONDS - 10.8%

AIRLINES - 1.0%
Northwest Airlines, Inc., 6.26%, 11/20/21                               476          476

BANKING - 3.1%
Banco Mercantil del Norte, 6.86%, 10/13/21 (b)                          600          598
Bank of America Corp., 5.30%, 03/15/17                                  375          364
Royal Bank of Scotland, 7.64%, 09/29/17 (a)                             350          365
Standard Chartered Bank, 6.40%, 09/26/17 (b)                            145          145
                                                                              ----------
                                                                                   1,472

COMPUTERS - 0.8%
Dell, Inc., 7.10%, 04/15/28                                             350          372

FINANCIAL - DIVERSIFIED - 0.8%
Citigroup, Inc., 5.50%, 02/15/17                                        355          349

INSURANCE - 0.7%
W.R. Berkley Corp., 5.60%, 05/15/15                                     346          339

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
MULTIMEDIA - 1.5%
Comcast Corp., 6.45%, 03/15/37                                          355          351
Time Warner Cable, Inc., 5.85%, 05/01/17 (b)                            355          345
                                                                              ----------
                                                                                     696
OFFICE EQUIPMENT & SERVICES - 0.3%
Ikon Office Solutions, 7.75%, 09/15/15                                  120          121

REITS - DIVERSIFIED - 0.8%
CBG Florida REIT Corp., 7.11%, 02/15/49 (a) (b)                         375          362

RESTAURANTS - 0.3%
Landry's Restaurants, Inc., 7.50%, 12/15/14                             120          119

TELECOMMUNICATIONS - 1.5%
Embarq Corp., 7.995%, 06/01/36                                          355          378
Sprint Nextel Corp., 7.375%, 08/01/15                                   310          315
                                                                              ----------
                                                                                     693
                                                                              ----------
TOTAL CORPORATE BONDS                                                              4,999
Cost: $5,034

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.4%
4.50%, 04/01/20                                                       1,223        1,178
5.00%, 10/01/35                                                       1,705        1,629
6.00%, 07/01/36                                                       1,734        1,736
5.50%, 03/01/37                                                       1,195        1,170
5.50%, 08/01/37                                                         949          929
                                                                              ----------
                                                                                   6,642

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.3%
5.76%, 12/25/11                                                         200          204
4.50%, 01/01/20                                                       1,386        1,335
5.00%, 08/01/20                                                       1,361        1,334
4.40%, 11/25/33                                                         699          694
5.50%, 03/01/36                                                       1,714        1,679
5.50%, 04/01/36                                                       1,717        1,684
6.00%, 07/01/36                                                       1,843        1,845
5.50%, 03/01/37                                                         930          911
5.50%, 06/01/37                                                       1,343        1,302
5.88%, 09/01/37 (a)                                                     700          706
6.00%, 10/01/37                                                         898          891
                                                                              ----------
                                                                                  12,585
                                                                              ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          19,227
Cost: $19,131

U.S. TREASURY NOTES - 21.2%
4.63%, 07/31/09                                                       3,341        3,379
4.63%, 07/31/12                                                         275          280
4.75%, 08/15/17                                                       4,073        4,128
4.50%, 02/15/36                                                       2,083        1,975
                                                                              ----------
TOTAL U.S. TREASURY NOTES                                                          9,762
Cost: $9,682

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
REPURCHASE AGREEMENTS - 6.1%
Fifth Third Bank, Inc., 4.00%, 10/01/07
(Date of Agreement 09/28/07, proceeds at maturity $2,796,
collateralized by Federal National Mortgage Assoc. security,
5.00%, 07/01/33, market value $2,879)
Cost: $2,795                                                          2,795        2,795
                                                                              ----------
TOTAL INVESTMENTS - 101.7%                                                        46,909
Cost: $46,765

Percentages indicated are based on net assets of $46,146.

(a) Variable rate security. The rate presented represents the rate in effect at September 30, 2007.

(b)  Rule 144A security.

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2007 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
CERTIFICATES OF DEPOSIT - 2.6%
Abbey National, 5.35%, 10/24/07                                       1,000        1,000
City National Bank of New Jersey, 4.50%, 03/13/08 (a) (b)               100          100
Self Help Credit Union, 4.98%, 03/14/08 (a) (b)                         100          100
Wilmington Trust Corp., 5.31%, 10/05/07                               1,000        1,000
                                                                              ----------
TOTAL CERTIFICATES OF DEPOSIT                                                      2,200
Cost: $2,200

COMMERCIAL PAPER - 74.0%
American Express, 5.36%, 05/16/08                                     2,000        1,971
American General Finance Corp.,
   5.49%, 10/01/07                                                    1,000        1,000
   5.39%, 10/16/07                                                      836          834
   5.39%, 10/25/07                                                    1,000          996
   4.99%, 10/31/07                                                    1,450        1,445
Atlantis One Funding Corp., 5.38%, 10/18/07 (c)                       1,119        1,116
Banco Santander Puerto Rico,
   5.71%, 10/01/07                                                      841          841
   5.76%, 10/12/07                                                    1,520        1,517
   5.76%, 11/01/07                                                    1,826        1,817
Barclays U.S. Funding,
   5.45%, 11/02/07                                                    1,103        1,098
   5.17%, 12/03/07                                                    1,000          991
   5.13%, 12/20/07                                                    1,700        1,681
Barton Capital Corp., 5.29%, 10/17/07 (c)                               800          798
BMW US Capital,
   5.34%, 10/03/07 (c)                                                1,391        1,391
   5.32%, 10/10/07 (c)                                                1,292        1,290
   4.82%, 10/30/07 (c)                                                1,010        1,006
Chariot Funding,
   5.46%, 10/15/07 (c)                                                  800          798
   5.30%, 10/29/07 (c)                                                1,573        1,567
Charta Funding LLC, 5.39%, 10/22/07 (c)                               1,570        1,565
Cooperative Association of Tractor Dealers,
   5.41%, 11/09/07                                                    1,022        1,017
   6.10%, 12/28/07                                                      142          140
   5.47%, 01/18/08                                                      720          708
Coca Cola Co., 5.11%, 11/13/07                                          665          661
CRC Funding, 5.61%, 10/26/07 (c)                                      1,500        1,494
Harley Davidson Funding Corp.,
   5.38%, 10/10/07 (c)                                                  500          499
   5.35%, 10/11/07 (c)                                                2,610        2,607
ING America Insurance,
   5.55%, 10/09/07                                                    1,500        1,499
   5.38%, 10/16/07                                                    1,200        1,197
   5.47%, 11/28/07                                                      792          785
   5.50%, 12/07/07                                                      600          594
Ivory Funding,
   5.23%, 10/04/07 (c)                                                  704          704
   5.40%, 10/05/07 (c)                                                1,000          999
   5.39%, 10/24/07 (c)                                                1,920        1,914
JPMorgan Chase & Co.,
   5.37%, 10/30/07                                                      850          846
   5.19%, 1/22/08                                                       854          841
McGraw Hill Cos., Inc.,
   5.40%, 11/16/07                                                    1,500        1,490
   5.40%, 12/10/07                                                    1,234        1,221
Merrill Lynch & Co., Inc.,
   5.39%, 10/02/07                                                      986          986
   5.37%, 10/19/07                                                    1,300        1,297
   5.38%, 11/21/07                                                      915          908
   5.41%, 12/10/07                                                      479          474

SECURITY, RATE, MATURITY DATE                                  PRINCIPAL($)    VALUE($)
-----------------------------                                  ------------   ----------
COMMERCIAL PAPER - 74.0% (CONTINUED)
Metlife Funding, Inc.,
   5.48%, 10/19/07 (c)                                                1,486        1,482
   5.29%, 10/25/07 (c)                                                  600          598
   5.16%, 11/14/07 (c)                                                1,211        1,203
The Procter & Gamble Co.,
   4.87%, 11/20/07 (c)                                                1,050        1,043
   5.35%, 11/29/07 (c)                                                1,000          991
   4.88%, 12/18/07 (c)                                                1,455        1,440
Rabobank USA Financial Corp., 5.34%, 10/04/07                         1,000        1,000
Societe Generale,
   5.39%, 10/17/07                                                    1,400        1,397
   5.54%, 10/22/07                                                      500          498
   5.52%, 11/02/07                                                      200          199
   5.30%, 11/05/07                                                      869          865
Stanley Works, 5.39%, 11/15/07 (c)                                    2,280        2,265
UBS Finance Corp,
   5.39%, 10/02/07                                                      894          894
   5.38%, 10/18/07                                                    1,000          998
   5.40%, 10/23/07                                                    1,650        1,645
UBS Americas, Inc., 5.41%, 10/15/07                                     400          399
                                                                              ----------
TOTAL COMMERCIAL PAPER                                                            63,520
Cost: $63,520

MUNICIPAL NOTES - 7.6%
Massachusetts State Development Finance Agency, 5.15%,
   12/01/40 (b)                                                       3,000        3,000
New York State Housing Finance Agency, 5.80%, 11/15/29 (b)            3,500        3,500
                                                                              ----------
TOTAL MUNICIPAL NOTES                                                              6,500
Cost: $6,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.5%
   5.28%, 12/26/07                                                    2,390        2,390
   5.32%, 01/15/08                                                    1,000          994
   5.15%, 01/22/08                                                    1,000          996
   5.30%, 03/24/08                                                      900          900
   4.61%, 04/10/08                                                    1,127        1,129
   5.38%, 05/21/08                                                      129          127
   4.74%, 06/15/08                                                    1,096        1,079
   4.53%, 06/30/08                                                    1,000        1,000
   5.01%, 10/27/08                                                      500          500
   5.30%, 11/07/08                                                    1,500        1,500
   5.50%, 04/16/12                                                    1,000        1,000
                                                                              ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          11,615
Cost: $11,615

TOTAL INVESTMENTS - 97.7%                                                         83,835
Cost: $83,835

Percentages indicated are based on net assets of $85,793.

a) On September 30, 2007, the fund owned the following restricted securities constituting 0.23% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

City National Bank of New Jersey
Acquisition Date: March 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

Self Help Credit Union
Acquisition Date: March 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

(b) Variable rate security. The rate presented represents the rate in effect at September 30, 2007.

(c)  Rule 144A security.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

ORGANIZATION

Citizens Funds (the "trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME
----                                  ----------
CITIZENS CORE GROWTH FUND             Core Growth Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund
CITIZENS VALUE FUND                   Value Fund
CITIZENS GLOBAL EQUITY FUND           Global Equity Fund
CITIZENS BALANCED FUND                Balanced Fund
CITIZENS INCOME FUND                  Income Fund
CITIZENS MONEY MARKET FUND            Money Market Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offers two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, Balanced Fund, and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which uses a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third-party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS During the period, security transactions were accounted for no later than one business day following the trade date for purposes of calculating daily net asset values. For financial reporting purposes, however, security transactions are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

FOREIGN CURRENCY CONTRACTS Foreign currency contracts are used to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the current rate of exchange. Foreign currency contracts open at period end are listed in the funds' portfolio holdings.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member bank of the Federal Reserve System and government securities dealers that are on the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FEDERAL INCOME TAX INFORMATION At September 30, 2007 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                              Net Unrealized
                                            Tax Unrealized   Tax Unrealized    Appreciation/
Fund                           Tax Cost      Appreciation     Depreciation    (Depreciation)
----                         ------------   --------------   --------------   --------------
Core Growth Fund             $274,649,747     $47,154,334     $(7,361,616)      $39,792,718
Emerging Growth Fund          132,342,475      50,700,563      (1,963,714)       48,736,849
Small Cap Core Growth Fund     32,928,170      11,238,067        (837,883)       10,400,184
Value Fund                     59,120,219      11,697,805      (1,439,975)       10,257,830
Global Equity Fund             65,404,353      19,993,501      (1,054,800)       18,938,701
Balanced Fund                  11,811,373         984,615        (376,088)          608,527
Income Fund                    46,816,822         232,293        (136,998)           95,295
Money Market Fund              83,835,338              --              --                --

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date: November 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date: November 29, 2007


By /s/ Trudance L.C. Bakke
   ----------------------------------
   Trudance L.C. Bakke
   Treasurer

Date: November 29, 2007